LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance			$ 60,902,362	$ 7,498,724	$ 7,498,724
Additions			7,139,405		56,575,021
Modifications			(470,013)
Depreciation expense	$ (1,675,749)	$ (705,811)	(4,975,604)	(1,794,912)	(3,134,852)
Foreign currency translation adjustment			(803,614)		(36,531)
Right-of-use assets, end balance	61,792,536		61,792,536		60,902,362
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance			60,297,423	7,353,957	7,353,957
Additions			6,661,404		56,006,523
Modifications			(450,567)
Depreciation expense			(4,850,245)		(3,031,148)
Foreign currency translation adjustment			(762,267)		(31,909)
Right-of-use assets, end balance	60,895,748		60,895,748		60,297,423
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance			604,939	$ 144,767	144,767
Additions			478,001		568,498
Modifications			(19,446)
Depreciation expense			(125,359)		(103,704)
Foreign currency translation adjustment			(41,347)		(4,622)
Right-of-use assets, end balance	$ 896,788		$ 896,788		$ 604,939